Income taxes - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Based on taxable income of the current period	$ 8,060	$ 8,096
Adjustments in respect to previous years	(570)	(649)
Total current income tax expense	7,490	7,447
Origination and reversal of temporary differences	1,148	(187)
Adjustments in respect to previous years	(146)	187
Total deferred income tax expense (recovery)	1,002	0
Income tax expense reported in the consolidated statements of operations	$ 8,492	$ 7,447